                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
         ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY (OFFERED ON AND
                             AFTER OCTOBER 7, 2011)

                       SUPPLEMENT DATED FEBRUARY 8, 2013
        TO THE PROSPECTUS DATED APRIL 30, 2012, AS REVISED AND REPRINTED
                       AUGUST 20, 2012 (THE "PROSPECTUS")

FOR USE WITH GMIB MAX V AND EDB MAX V IN THE STATES OF FLORIDA, NEVADA AND NEW
------------------------------------------------------------------------------
JERSEY:
-------

This supplement describes new versions of the GMIB Max and EDB Max optional benefits that may be elected with the Preference Premier variable annuity contracts (the "Contracts") issued by Metropolitan Life Insurance Company (offered on and after October 7, 2011) ("MetLife", "we," "us," or "our") in the states of Florida, Nevada and New Jersey. The new versions are called GMIB Max V and EDB Max V. The GMIB Max V and EDB Max V may be elected with Contracts issued based on applications (and necessary information) signed and received on or after February 25, 2013 that we receive in Good Order at your Administrative Office. The GMIB Max IV and EDB Max IV are no longer available for purchase. The EDB Max V may only be elected if you have elected the GMIB Max V.

IN ORDER TO RECEIVE THE CURRENT GMIB MAX IV AND EDB MAX IV VERSIONS OF THESE OPTIONAL BENEFITS, YOUR APPLICATION MUST BE SIGNED ON OR BEFORE FEBRUARY 24, 2013 AND YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON MARCH 1, 2013.

APPLICATIONS SIGNED ON OR BEFORE FEBRUARY 24, 2013 AND RECEIVED AT YOUR ADMINISTRATIVE OFFICE AFTER THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON MARCH 1, 2013 WILL NOT BE IN GOOD ORDER AND WILL BE REJECTED.

The GMIB Max V and EDB Max V differ from the GMIB Max III and the EDB Max III, described on pages 101-109 and 66-72, of the Prospectus, only in that:

     . the amount of the annual increase rate and the annual withdrawal amount percentage under the GMIB Max V and the EDB Max V is 4% (instead of 5%);

     . the GMIB Annuity Table is calculated with interest of 0.5% per annum for GMIB Max V (instead of 1.0%);

     .    the GMIB Max V Enhanced Payout Rate applies, if:

          (a)  you take no withdrawals prior to age 60 (instead of 62),

          (b) your account value is fully withdrawn or decreases to zero on or after age 60 (instead of 62) and there is an income base remaining, and

          (c) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period,

then the annual income payments under the GMIB Max V will equal or exceed 4% of the

                                                            SUPP-MPPFL/NV/NJ0213
income base (instead of 5%); and

     .    the maximum issue age for EDB Max V is 72 instead of 75.

In addition, the MetLife Multi-Index Targeted Risk Portfolio (Class B) of the Met Investors Fund (as described in the Supplement dated, November 2, 2012 to the Prospectus) is available for allocations of purchase payments and transfers of Account Value.

See Appendix A and Appendix B, attached hereto, for examples illustrating the operation of the GMIB Max V and examples of the EDB Max V, respectively.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

This supplement should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at (800) 435-4117 to request a free copy.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10342 (MetLife)                               Telephone: (800) 638-7732
P.O. Box 14594 (NEF)                                   Telephone: (800) 435-4117
Des Moines, IA 50306-0342

                                                            SUPP-MPPFL/NV/NJ0213

                                                                     APPENDIX A

GUARANTEED MINIMUM INCOME BENEFIT V ("GMIB") EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB optional benefit. The annual increase rate for the GMIB is 4%. Example
(7) shows how required minimum distributions affect the income base when a GMIB optional benefit is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).

The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.

(1)WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 4% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------

   Assume the initial purchase payment is $100,000 and a GMIB optional benefit with an annual increase rate of 4% is selected. Assume that during the first Contract Year, $4,000 is withdrawn. Because the withdrawal is less than or equal to 4% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 4% per year, compounded annually, less $4,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $104,000 ($100,000 increased by 4% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 4% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------

   Assume the initial purchase payment is $100,000 and a GMIB optional benefit with an annual increase rate of 4% is selected. Assume the Account Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $104,000 ($100,000 increased by 4% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 4% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($104,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $93,600 ($104,000 x 10% = $10,400; $104,000 - $10,400 = $93,600).
   (If multiple withdrawals are made during a Contract Year-for example, a $4,000 withdrawal and a $6,000 withdrawal instead of a single $10,000 withdrawal-and those withdrawals total more than 4% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $97,344 ($93,600 increased by 4% per year, compounded annually).

(2)THE ANNUAL INCREASE AMOUNT

   Example
   -------

   Assume the Owner of the contract is a male, age 55 at issue, and he elects a GMIB optional benefit with an annual increase rate of 4%. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the Owner's 91st birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the Annual Increase Amount is $148,024 ($100,000 increased by 4% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

   Graphic Example: Determining a value upon which future income payments can
   --------------------------------------------------------------------------
   be based
   --------

   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options You selected. Your purchase payments accumulate at the annual increase rate of 4%, until the Contract Anniversary prior to the Contract Owner's 91st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 4% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


                                   [GRAPHIC]


   Graphic Example: Determining your guaranteed lifetime income stream
   -------------------------------------------------------------------

   Assume that You decide to annuitize your Contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


                                   [GRAPHIC]


(3)THE HIGHEST ANNIVERSARY VALUE (HAV)

   Example
   -------

   Assume, as in the example in section (2) above, the Contract Owner of the Contract is a male, age 55 at issue, and he elects a GMIB optional benefit with an annual increase rate of 4%. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Value is $145,000 and the Highest Anniversary Value is $140,000. The Highest Anniversary Value is set equal to the Account Value ($145,000). See section (4) below for an example of the exercise of the GMIB optional benefit.

   Graphic Example: Determining a value upon which future income payments can
   --------------------------------------------------------------------------
   be based
   --------

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                    [GRAPHIC]



   Graphic Example: Determining your guaranteed lifetime income stream
   -------------------------------------------------------------------

   Assume that You decide to annuitize your Contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                    [GRAPHIC]

(4)PUTTING IT ALL TOGETHER

   Example
   -------

   Continuing the examples in sections (2) and (3) above, assume the Contract Owner chooses to exercise the GMIB optional benefit at the tenth Contract Anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($148,024) is greater than the Highest Anniversary Value ($145,000), the Annual Increase Amount ($148,024) is used as the income base. The income base of $148,024 is applied to the GMIB Annuity Table specified in the GMIB optional benefit. This yields Annuity Payments of $447 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the income base of $148,024 would yield monthly payments of $518; if the Contract Owner were age 75, the income base of $148,024 would yield monthly payments of $613.)

   The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount You receive as an income payment depends on the income type You select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

   Graphic Example
   ---------------

   Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, You will receive income payments for life and the income bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the Contract Anniversary prior to the Contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.


                                    [GRAPHIC]

   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then You will receive the greater amount. In other words, when You annuitize your Contract You will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, You will have paid for the GMIB although it was never used.

                                    [GRAPHIC]



(5)THE GUARANTEED PRINCIPAL OPTION

Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th Contract Anniversary is $50,000 due to poor market performance, and You exercise the Guaranteed Principal Option at this time.

The effects of exercising the Guaranteed Principal Option are:

1. A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th Contract Anniversary bringing the Account Value back up to $100,000.

2. The GMIB optional benefit and optional benefit charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.

3. The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

                                    [CHART]



* Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of Contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(6)THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $104,000 on the first anniversary ($100,000 increased by 4% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount automatically resets from $104,000 to $110,000;

(2)The 10-year waiting period to annuitize the contract under the GMIB optional benefit is reset to 10 years from the first Contract Anniversary;

(3)The GMIB optional benefit charge may be reset to the fee we would charge new contract Owners for the same GMIB optional benefit at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

The Annual Increase Amount increases to $114,400 on the second anniversary ($110,000 increased by 4% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount automatically resets from $114,400 to $120,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB optional benefit is reset to 10 years from the second Contract Anniversary;

(3)The GMIB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same GMIB optional benefit at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Step-Up is:

(1)The Annual Increase Amount automatically resets to the higher Account Value;

(2)The 10-year waiting period to annuitize the contract under the GMIB optional benefit is reset to 10 years from the date of the Optional Step-Up;

(3)The GMIB optional benefit charge may be reset to the fee we would charge new contract Owners for the same GMIB optional benefit at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up.

The Annual Increase Amount increases to $176,800 on the eighth anniversary ($170,000 increased by 4% per year, compounded annually). Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $176,800 despite poor market performance, and, provided the optional benefit continues in effect, will continue to grow at 4% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. Also, please note:

(1)The 10-year waiting period to annuitize the Contract under the GMIB remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);

(2)The GMIB optional benefit charge remains at its current level; and

(3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                                     [CHART]

(7)REQUIRED MINIMUM DISTRIBUTION EXAMPLES

The following examples only apply to IRAs and other contracts subject to
                       ----
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2013 and a GMIB optional benefit with an annual increase rate of 4% is selected. Assume that on the first Contract Anniversary (September 1, 2014), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2014 with respect to this contract is $6,000, and the required minimum distribution amount for 2015 with respect to this contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2014) and the second Contract Anniversary (September 1, 2015) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greater of:

   (a)4%; or

   (b)the required minimum distribution rate (as defined below).

The required minimum distribution rate equals the greater of:

(1) the required minimum distribution amount for 2014 ($6,000) or for 2015 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2014 ($100,000);

(2a)if the Contract Owner enrolls only in the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by the Annual Increase Amount at the beginning of the Contract Year; or

(2b)if the Contract Owner enrolls in both the Systematic Withdrawal Program and
                                     ----
    the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 4% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.

Because $7,200 (the required minimum distribution amount for 2015) is greater than $6,000 (the required minimum distribution amount for 2014), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.

(i) Withdrawals Through the Automated Required Minimum Distribution Service
    -----------------------------------------------------------------------

If the contract Owner enrolls in the Automated Required Minimum Distribution Service and elects monthly withdrawals, the Contract Owner will receive $6,800 over the second Contract Year (from September 2014 through August 2015). Assuming the Contract Owner makes no withdrawals outside the Automated Required Minimum Distribution Service, on September 1, 2015, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Service ($6,800) : $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.

(Why does the Contract Owner receive $6,800 under the Automated Required Minimum Distribution Service in this example? From September through December 2014, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2014 divided by 12). From January through August 2015, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2015 divided by 12). The Contract Owner receives $2,000 in 2014 and $4,800 in 2015, for a total of $6,800.)

(ii) Withdrawals Outside the Automated Required Minimum Distribution Service
     -----------------------------------------------------------------------

If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2014 in December 2014 and makes no other withdrawals from September 2014 through August 2015, the Annual Increase Amount on September 1, 2015 will be $101,200. This calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2015 in January 2015 and makes no other withdrawals from September 2014 through August 2015, the Annual Increase Amount on September 1, 2015 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

(iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
      ------------------------------------------------------------------

Assume the Contract Owner withdraws $7,250 on September 1, 2014 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2014 and 2015, the annual increase rate will be 4% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2015) will be $96,460. On
September 1, 2014, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2014) will be $96,460 ($92,750 increased by 4% per year compounded annually).

(iv) No Withdrawals
     --------------

If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2015 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0).

                                                                     APPENDIX B


ENHANCED DEATH BENEFIT V ("EDB") EXAMPLES

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the EDB optional benefit. The actual annual increase rate for the EDB is 4%. Example (7) shows how required minimum distributions affect the Death Benefit Base when an EDB is elected with an IRA Contract (or another Contract subject to Section 401 (a)(9) of the Internal Revenue code).

(1)WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

   Dollar-for-dollar adjustments when withdrawal is less than or equal to 4% of
   ----------------------------------------------------------------------------
   the Annual Increase Amount from the prior Contract Anniversary
   --------------------------------------------------------------

   Assume the initial Purchase Payment is $100,000 and an EDB optional benefit with an annual increase rate of 4% is selected. Assume that during the first Contract Year, $4,000 is withdrawn. Because the withdrawal is less than or equal to 4% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 4% per year, compounded annually, less $4,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $104,000 ($100,000 increased by 4% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 4% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior Contract Anniversary
   ---------------------------------------------------

   Assume the initial Purchase Payment is $100,000 and an EDB optional benefit with an annual increase rate of 4% is selected. Assume the Account Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $104,000 ($100,000 increased by 4% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 4% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($104,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $93,600 ($104,000 X 10% = $10,400; $104,000 - $10,400 = $93,600).
   Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $97,344 ($93,600 increased by 4% per year, compounded annually).

(2)THE ANNUAL INCREASE AMOUNT

   Example
   -------

   Assume the Contract Owner is a male, age 55 at issue, and he elects an EDB optional benefit with an annual increase rate of 4%. He makes an initial Purchase Payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the Contract Owner's 91st birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the Annual Increase Amount is $148,024 ($100,00 increased by 4% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------

   Assume that You make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts You selected. The Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 4% per year, until the Contract Anniversary prior to the Contract Owner's 91st birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3)THE HIGHEST ANNIVERSARY VALUE (HAV)

   Example
   -------

   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects an EDB optional benefit with an annual increase rate of 4%. He makes an initial Purchase Payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Value is $145,000 and the Highest Anniversary Value is $140,000. The Highest Anniversary Value is set equal to the Account Value ($145,000).

   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).

(4)PUTTING IT ALL TOGETHER

   Example
   -------

   Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Account Value is $140,000 due to poor market performance. Because the Annual Increase Amount ($148,024) is greater than the Highest Anniversary Value ($145,000), the Annual Increase Amount ($148,024) is used as the Death Benefit Base. Because the Death Benefit Base ($148,024) is greater than the Account Value ($140,000), the Death Benefit Base will be the death benefit amount.

   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.

(5)THE OPTIONAL STEP-UP

Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $104,000 on the first anniversary ($100,000 increased by 4% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.

The effect of the Optional Step-Up election is:

(1)The Annual Increase Amount resets from $104,000 to $110,000; and

(2)The EDB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same EDB optional benefit at that time.

The Annual Increase Amount increases to $114,400 on the second anniversary ($110,000 increased by 4% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.

(6)THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $104,000 on the first anniversary ($100,000 increased by 4% per year, compounded annually). Assume your Account Value at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount automatically resets from $104,000 to $110,000;
   and

(2)The EDB optional benefit charge may be reset to the fee we would Charge new Contract Owners for the same EDB optional benefit at that time.

The Annual Increase Amount increases to $114,400 on the second anniversary ($110,000 increased by 4% per year, compounded annually). Assume your Account Value at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount automatically resets from $114,400 to $120,000;
   and

(2)The EDB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same EDB optional benefit at that time.

Assume your Account Value increases by $10,000 at each Contract Anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount automatically resets to the higher Account Value; and

(2)The EDB optional benefit charge may be reset to the fee we would charge new Contract Owners for the same EDB optional benefit at that time.

After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $176,800 on the eighth anniversary ($170,000 increased by 4% per year, compounded annually). Assume your Account Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $176,800 despite poor market performance, and provided the optional benefit continues in effect, will continue to grow at 4% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary prior to your 91st birthday. Also, note the EDB optional benefit charge remains at its current level.

(7)REQUIRED MINIMUM DISTRIBUTION EXAMPLES

The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2013 and an EDB optional benefit with an annual increase rate of 4% is selected. Assume that on the first Contract Anniversary (September 1, 2014), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2014 with respect to this contract is $6,000, and the required minimum distribution amount for 2015 with respect to this contract is $7,200. Assume that on both the first Contract Anniversary (September 1, 2014) and the second Contract Anniversary (September 1, 2015) the Account Value is $100,000. On the second Contract Anniversary, the annual increase rate is the greater of:

   (a)4%; or

   (b)the required minimum distribution rate (as defined below).

The required minimum distribution rate equals the greater of:

(1) the required minimum distribution amount for 2014 ($6,000) or for 2015 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2014 ($100,000);

(2a)if the Contract Owner enrolls only in the Automated Required Minimum
                                  ----
    Distribution Service, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Service, divided by the Annual Increase Amount at the beginning of the Contract Year; or

(2b)if the Contract Owner enrolls in both the Systematic Withdrawal Program and
                                     ----
    the Automated Required Minimum Distribution Service, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 4% of the Annual Increase Amount at the beginning of the Contract Year) and (ii) the Automated Required Minimum Distribution Service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the Contract Year.

Because $7,200 (the required minimum distribution amount for 2015) is greater than $6,000 (the required minimum distribution amount for 2014), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.

(i) Withdrawals Through the Automated Required Minimum Distribution Service
    -----------------------------------------------------------------------

If the contract Owner enrolls in the Automated Required Minimum Distribution Service and elects monthly withdrawals, the Contract Owner will receive $6,800 over the second Contract Year (from September 2014 through August 2015). Assuming the Contract Owner makes no withdrawals outside the Automated Required Minimum Distribution Service, on September 1, 2015, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Service ($6,800) : $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.

(Why does the Contract Owner receive $6,800 under the Automated Required Minimum Distribution Service in this example? From September through December 2014, the Contract Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2014 divided by 12). From January through August 2015, the Contract Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2015 divided by 12). The Contract Owner receives $2,000 in 2014 and $4,800 in 2015, for a total of $6,800.)

(ii) Withdrawals Outside the Automated Required Minimum Distribution Service
     -----------------------------------------------------------------------

If the Contract Owner withdraws the $6,000 required minimum distribution amount for 2014 in December 2014 and makes no other withdrawals from September 2014 through August 2015, the Annual Increase Amount on September 1, 2015 will be $101,200. This calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the Contract Owner withdraws the $7,200 required minimum distribution amount for 2015 in January 2015 and makes no other withdrawals from September 2014 through August 2015, the Annual Increase Amount on September 1, 2015 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

(iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
      ------------------------------------------------------------------

Assume the Contract Owner withdraws $7,250 on September 1, 2014 and makes no other withdrawals before the second Contract Anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2014 and 2015, the annual increase rate will be 4% and the Annual Increase Amount on the second Contract Anniversary (September 1, 2015) will be $96,460. On
September 1, 2014, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount on the second Contract Anniversary (September 1, 2014) will be $96,460 ($92,750 increased by 4% per year compounded annually).

(iv) No Withdrawals
     --------------

If the Contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2015 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2014 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the Contract ($0).